Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 94.6%		Shares	Value
Aerospace & Defense - 1.3%
Austal Ltd.		11,500	$23,143
Babcock International Group PLC		6,600	41,692
QinetiQ Group PLC		7,700	46,402
			111,237

Air Freight & Logistics - 1.5%
bpost SA		14,900	42,543
Hamakyorex Co. Ltd.		2,800	24,381
Trancom Co. Ltd.		800	59,771
			126,695

Automobile Components - 2.4%
Exco Technologies Ltd.		2,800	16,542
Gestamp Automocion SA (b)		8,500	26,182
Linamar Corp.		570	26,594
Opmobility		1,800	18,033
Pacific Industrial Co. Ltd.		1,700	16,390
Toyota Boshoku Corp.		3,200	42,067
TS Tech Co. Ltd.		3,300	40,561
Valeo SE		1,700	20,570
			206,939

Automobiles - 0.2%
Kabe Group AB - Class B		600	17,606

Banks - 9.2%
Aozora Bank Ltd.		2,600	48,591
Awa Bank Ltd.		2,400	41,198
Banca Sistema SpA (b)		15,600	25,334
Banco di Desio e della Brianza SpA		3,000	18,434
Bank Danamon Indonesia Tbk PT		152,300	26,163
Bank of East Asia Ltd.		34,378	44,226
Basellandschaftliche Kantonalbank		26	25,989
Caisse Regionale de Credit Agricole Mutuel Brie Picardie		700	13,636
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine		160	12,693
Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France		120	7,856
Caisse Regionale de Credit Agricole Mutuel Nord de France		800	10,855
Canadian Western Bank		1,000	39,802
Dah Sing Financial Holdings Ltd.		14,400	45,797
First Bank of Toyama Ltd.		2,300	17,177
Heartland Group Holdings Ltd.		40,500	25,950
Iyogin Holdings, Inc.		2,800	26,804
MyState Ltd.		6,800	17,241
Norion Bank AB (a)		6,200	25,306
Oma Saastopankki Oyj		1,100	17,510
Raiffeisen Bank International AG		2,200	43,822
Spar Nord Bank AS		1,300	24,800
SpareBank 1 Nord Norge		1,700	17,435
Sparebank 1 Oestlandet		2,000	27,518
SpareBank 1 Sor-Norge ASA		1,300	16,769
Sparebanken More		2,100	16,696
Sparebanken Vest		3,400	40,413
Sparekassen Sjaelland-Fyn AS		500	15,540
Suruga Bank Ltd.		3,800	29,696
TOMONY Holdings, Inc.		9,900	25,912
Unicaja Banco SA (b)		19,400	24,723
Vestjysk Bank AS		37,700	23,790
			797,676

Beverages - 0.2%
AG Barr PLC		2,100	17,519

Building Products - 0.4%
Sanko Metal Industrial Co. Ltd.		600	16,778
Schweiter Technologies AG		40	20,187
			36,965

Capital Markets - 3.8%
AGF Management Ltd. - Class B		4,300	29,092
Altshuler Shaham Finance Ltd.		12,700	19,134
AURELIUS Equity Opportunities SE & Co. KGaA		1,100	17,853
Azimut Holding SpA		1,013	26,199
CI Financial Corp.		1,900	25,863
HS Holdings Co. Ltd.		4,100	28,575
IG Group Holdings PLC		2,000	24,602
JAFCO Group Co. Ltd.		2,100	29,716
Jupiter Fund Management PLC		38,050	44,252
Man Group PLC/Jersey		15,100	42,803
Plus500 Ltd.		1,200	40,173
			328,262

Chemicals - 2.5%
C Uyemura & Co. Ltd.		300	24,150
Dai Nippon Toryo Co. Ltd.		5,400	41,173
Fuso Chemical Co. Ltd.		1,700	47,300
Soken Chemical & Engineering Co. Ltd.		1,400	31,565
Tessenderlo Group SA		917	26,072
Zeon Corp.		4,800	45,854
			216,114

Commercial Services & Supplies - 1.6%
Aeon Delight Co. Ltd.		1,400	39,599
Dexterra Group, Inc.		4,100	20,797
DO & CO AG (a)		150	22,632
Downer EDI Ltd.		10,300	38,876
ISS AS		900	17,962
			139,866

Communications Equipment - 0.3%
Evertz Technologies Ltd.		1,500	13,087
Ituran Location and Control Ltd.		650	17,251
			30,338

Construction & Engineering - 1.5%
Aecon Group, Inc.		1,500	23,202
Costain Group PLC		15,400	20,301
Fukuda Corp.		400	15,066
Hazama Ando Corp.		2,300	18,036
JGC Holdings Corp.		1,800	15,789
Novac Co. Ltd.		900	19,765
NRW Holdings Ltd.		8,000	19,711
			131,870

Construction Materials - 1.0%
Cementir Holding NV		1,500	16,359
Forterra PLC (b)		18,911	44,000
Shinagawa Refractories Co. Ltd.		2,100	25,103
			85,462

Consumer Finance - 0.8%
Hoist Finance AB (a)(b)		3,200	27,356
International Personal Finance PLC		12,300	24,502
Solvar Ltd.		19,100	17,272
			69,130

Consumer Staples Distribution & Retail - 0.6%
MARR SpA		2,000	26,754
Orsero SpA		1,800	25,448
			52,202

Containers & Packaging - 1.1%
Fuji Seal International, Inc.		1,700	30,128
Mayr Melnhof Karton AG		250	24,687
Vetropack Holding AG		1,130	42,458
			97,273

Distributors - 0.3%
Inchcape PLC		2,400	25,642

Diversified Consumer Services - 0.3%
San Holdings, Inc.		3,300	27,290

Electric Utilities - 0.5%
Elmera Group ASA (b)		13,500	43,363

Electrical Equipment - 1.0%
Endo Lighting Corp.		4,400	40,966
Innovatec SpA (a)		41,700	43,685
			84,651

Electronic Equipment, Instruments & Components - 3.0%
Daitron Co. Ltd.		2,300	45,481
Esprinet SpA (a)		3,000	19,970
Horiba Ltd.		700	45,803
Nihon Dempa Kogyo Co. Ltd.		3,500	26,475
Sesa SpA		260	26,691
Shibaura Electronics Co. Ltd.		1,200	29,078
Shinko Shoji Co. Ltd.		4,100	26,462
Sun-Wa Technos Corp.		3,000	40,019
			259,979

Energy Equipment & Services - 2.0%
Aker Solutions ASA		4,500	17,333
CES Energy Solutions Corp.		5,000	27,653
Enerflex Ltd.		3,000	17,879
Expro Group Holdings NV (a)		933	16,019
Pason Systems, Inc.		1,600	15,770
SBM Offshore NV		1,100	20,108
Schoeller-Bleckmann Oilfield Equipment AG		470	15,090
STEP Energy Services Ltd. (a)(b)		6,300	17,841
Technip Energies NV		1,100	26,579
			174,272
Financial Services - 4.5%
Australian Finance Group Ltd.		16,800	18,524
Banca IFIS SpA		2,000	48,812
Corp. Financiera Alba SA		300	17,165
Financial Partners Group Co. Ltd.		2,800	43,627
GRENKE AG		1,100	29,408
Kinnevik AB (a)		4,700	38,246
MCAN Mortgage Corp. (Acquired 05/29/2024, Cost $24,434) (d)		2,100	27,918
OFX Group Ltd. (a)		30,200	44,933
OSB Group PLC		8,400	43,958
PayPoint PLC		2,400	21,691
Peugeot Invest SA		300	25,591
Worldline SA/France (a)(b)		4,500	32,790
			392,663

Food Products - 2.7%
Austevoll Seafood ASA		2,800	25,650
Cloetta AB - Class B		9,200	22,158
Elders Ltd.		4,600	26,802
Lassonde Industries, Inc. - Class A (Acquired 05/11/2022 - 06/28/2023, Cost $11,423) (d)		130	17,037
Nihon Shokuhin Kako Co. Ltd.		1,300	26,520
Origin Enterprises PLC		7,500	27,968
Premier Foods PLC		12,300	30,241
S Foods, Inc.		900	17,374
Savencia SA		230	13,313
Suedzucker AG		1,800	22,601
			229,664

Gas Utilities - 0.6%
Italgas SpA		7,900	47,756

Ground Transportation - 0.7%
Lindsay Australia Ltd.		41,117	25,839
Sakai Moving Service Co. Ltd.		1,100	19,319
Zigup PLC		3,000	15,455
			60,613

Health Care Equipment & Supplies - 1.7%
El.En. SpA		2,400	29,449
Japan Lifeline Co. Ltd.		5,000	42,694
Paramount Bed Holdings Co. Ltd.		2,500	45,234
Riverstone Holdings Ltd.		36,900	25,358
			142,735

Health Care Providers & Services - 0.8%
Charm Care Corp. KK		4,200	40,299
Oriola Oyj - Class B		16,200	16,681
Toho Holdings Co. Ltd.		500	15,891
			72,871

Health Care Technology - 0.6%
Software Service, Inc.		500	49,878

Hotels, Restaurants & Leisure - 0.6%
Fast Fitness Japan, Inc.		5,200	49,522

Household Durables - 0.4%
Kaufman & Broad SA		500	17,359
MJ Gleeson PLC		2,300	19,413
			36,772
Insurance - 7.4%
Beazley PLC		4,100	41,870
Brookfield Wealth Solutions Ltd. (a)		850	45,220
Chesnara PLC		5,200	17,728
Coface SA		2,700	44,235
Direct Line Insurance Group PLC		10,600	26,591
FBD Holdings PLC		1,700	23,412
Grupo Catalana Occidente SA		1,000	44,689
Harel Insurance Investments & Financial Services Ltd.		2,000	19,455
Hiscox Ltd.		1,700	26,039
IDI Insurance Co. Ltd.		600	19,366
Just Group PLC		14,200	26,392
Lancashire Holdings Ltd.		5,400	49,598
Menora Mivtachim Holdings Ltd.		600	17,511
Phoenix Financial Ltd.		4,400	49,660
Protector Forsikring ASA		800	18,329
SCOR SE		2,000	44,740
Solid Forsakring AB		2,000	16,227
Steadfast Group Ltd.		6,700	26,226
Unipol Gruppo SpA		4,000	47,608
Vienna Insurance Group AG Wiener Versicherung Gruppe		460	15,272
Wuestenrot & Wuerttembergische AG		1,300	17,770
			637,938

IT Services - 3.7%
Argo Graphics, Inc.		600	22,151
Aubay		440	21,583
Computacenter PLC		800	26,474
Digital Hearts Holdings Co. Ltd.		2,900	17,120
Future Corp.		3,200	40,571
GFT Technologies SE		1,710	44,573
Indra Sistemas SA		1,400	25,735
Itfor, Inc.		2,800	26,999
KNOW IT AB		1,000	15,518
Mitsubishi Research Institute, Inc.		900	26,175
Pole To Win Holdings, Inc.		8,600	26,089
Sopra Steria Group		120	25,233
			318,221

Leisure Products - 2.3%
Catana Group		7,700	41,195
Fountaine Pajot SA		100	11,577
Furyu Corp.		3,900	28,780
GLOBERIDE, Inc.		3,400	43,992
Kawai Musical Instruments Manufacturing Co. Ltd.		2,100	42,035
Spin Master Corp. (b)		1,200	27,106
			194,685

Machinery - 9.4%
Bucher Industries AG		60	27,234
Danieli & C Officine Meccaniche SpA		1,100	26,402
Duerr AG		1,990	48,887
Hokuetsu Industries Co. Ltd.		1,900	24,794
Iveco Group NV		2,600	26,174
Komax Holding AG		180	25,562
Luxfer Holdings PLC		1,400	18,130
Morgan Advanced Materials PLC		4,300	15,941
Morita Holdings Corp.		3,000	46,258
NGK Insulators Ltd.		1,900	24,989
Norma Group SE		2,600	43,297
Obara Group, Inc.		900	25,447
Okamoto Machine Tool Works Ltd.		1,700	42,534
OKUMA Corp.		2,200	47,276
Pegasus Co. Ltd.		5,100	17,668
Rieter Holding AG		220	25,610
SFS Group AG		310	48,407
Stabilus SE		1,100	44,995
Stadler Rail AG		1,400	43,967
Takuma Co. Ltd.		3,900	43,684
Techno Smart Corp.		1,100	12,753
Tocalo Co. Ltd.		3,400	45,635
Tsugami Corp.		4,500	46,961
Vesuvius PLC		8,100	42,301
			814,906

Media - 0.7%
Atresmedia Corp. de Medios de Comunicacion SA		3,000	15,861
ReWorld Media SA (a)		5,100	12,825
RTL Group SA		500	16,977
Vector, Inc.		2,600	16,607
			62,270

Metals & Mining - 1.4%
Iluka Resources Ltd.		4,400	21,023
Maruichi Steel Tube Ltd.		700	16,515
Rana Gruber ASA		2,800	19,571
Stelco Holdings, Inc.		350	17,264
Vulcan Steel Ltd.		8,700	46,230
			120,603

Multi-Utilities - 0.5%
ACEA SpA		2,200	43,046

Oil, Gas & Consumable Fuels - 4.5%
Ampol Ltd.		1,300	27,422
Baytex Energy Corp.		13,600	40,626
Birchcliff Energy Ltd.		5,600	23,602
Cardinal Energy Ltd. (Acquired 05/04/2021 - 09/12/2024, Cost $36,947) (d)		8,700	41,105
EnQuest PLC (a)		112,700	15,580
Harbour Energy PLC		12,300	43,870
Kosmos Energy Ltd. (a)		10,600	42,718
NuVista Energy Ltd. (Acquired 05/26/2023 - 09/12/2024, Cost $24,230) (a)(d)		2,900	23,844
Pantheon Resources PLC (a)		80,473	17,214
Tamarack Valley Energy Ltd.		15,300	44,233
Tullow Oil PLC (a)		88,149	25,197
Vermilion Energy, Inc.		4,500	43,920
			389,331

Paper & Forest Products - 0.7%
Arctic Paper SA		2,800	14,281
Canfor Corp. (a)		1,500	18,888
Rottneros AB		12,000	11,864
Western Forest Products, Inc.		45,300	17,752
			62,785

Passenger Airlines - 0.3%
Air Canada (a)		2,200	26,661

Personal Care Products - 0.5%
PZ Cussons PLC		18,600	23,989
Shinnihonseiyaku Co. Ltd.		1,300	15,544
			39,533

Pharmaceuticals - 0.3%
Faes Farma SA		6,100	25,269

Professional Services - 6.3%
AFRY AB		2,400	43,721
Altech Corp.		1,000	19,447
APM Human Services International Ltd. (a)		17,100	17,105
Bertrandt AG		410	9,402
Career Design Center Co. Ltd.		1,100	13,324
Creek & River Co. Ltd.		1,600	16,374
EJ Holdings, Inc.		2,200	27,826
FULLCAST Holdings Co. Ltd.		3,800	42,747
Hays PLC		35,300	43,820
Hito Communications Holdings, Inc.		4,200	25,256
McMillan Shakespeare Ltd.		1,500	15,858
Nisso Holdings Co. Ltd.		3,200	18,064
Pagegroup PLC		3,400	17,624
Pasco Corp.		1,900	28,251
Pasona Group, Inc.		1,200	18,586
PeopleIN Ltd.		30,800	18,061
Quick Co. Ltd.		1,200	17,470
RWS Holdings PLC		11,000	23,862
SmartGroup Corp. Ltd.		7,600	43,938
SThree PLC		3,000	15,103
Transcosmos, Inc.		1,700	41,996
Will Group, Inc.		4,100	28,336
			546,171

Semiconductors & Semiconductor Equipment - 1.8%
Inter Action Corp.		5,000	42,158
Melexis NV		290	23,995
Optorun Co. Ltd.		1,400	17,412
SK-Electronics Co. Ltd.		1,500	24,390
UMS Integration Ltd.		55,125	45,934
			153,889

Software - 1.2%
Cresco Ltd.		4,600	43,874
F-Secure Oyj		7,300	17,561
Fukui Computer Holdings, Inc.		1,200	22,563
UNITED, Inc./Japan		3,400	18,385
			102,383

Specialty Retail - 2.8%
AutoCanada, Inc. (a)		3,800	45,208
Eagers Automotive Ltd.		3,600	27,106
Halfords Group PLC		14,000	28,151
MEKO AB		3,700	51,369
Shaver Shop Group Ltd.		16,500	14,088
Super Retail Group Ltd.		1,900	23,798
Vertu Motors PLC		28,400	22,816
Watches of Switzerland Group PLC (a)(b)		4,900	31,336
			243,872
Textiles, Apparel & Luxury Goods - 0.8%
Dr Martens PLC		49,700	37,505
HUGO BOSS AG		650	29,767
			67,272

Trading Companies & Distributors - 1.9%
Kamei Corp.		3,200	43,527
RS GROUP PLC		1,500	16,304
Wajax Corp.		900	16,969
Yamazen Corp.		4,700	44,702
Yuasa Trading Co. Ltd.		1,200	41,850
			163,352
TOTAL COMMON STOCKS (Cost $7,343,593)			8,175,012

REAL ESTATE INVESTMENT TRUSTS - 3.1%		Shares	Value
Health Care REITs - 2.6%
Aedifica SA		600	42,023
Assura PLC		81,000	45,965
HealthCo REIT		54,800	44,079
NorthWest Healthcare Properties Real Estate Investment Trust		11,200	47,038
Primary Health Properties PLC		35,300	48,338
			227,443

Retail REITs - 0.5%
SmartCentres Real Estate Investment Trust		2,100	41,318
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $246,884)			268,761

SHORT-TERM INVESTMENTS - 1.5%
Time Deposits - 1.5%		Par
Citigroup, Inc., 2.33%, 10/01/2024 (c)	EUR	22	25
Royal Bank of Canada, 4.18%, 10/01/2024 (c)		129,967	129,967
TOTAL SHORT-TERM INVESTMENTS (Cost $129,991)			129,992

TOTAL INVESTMENTS - 99.2% (Cost $7,720,468)			8,573,765
Other Assets in Excess of Liabilities - 0.8%			68,106
TOTAL NET ASSETS - 100.0%			$8,641,871

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
EUR – Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $300,031 or 3.5% of the Fund’s net assets.

(c)	Invested through a cash management account administered by Brown Brothers Harriman & Co.
(d)
Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2024, the value of these securities total $109,904 or 1.3% of the Fund’s net assets

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,747,068	$6,427,944	$–	$8,175,012
Real Estate Investment Trusts	88,356	180,405	–	268,761
Time Deposits	–	129,992	–	129,992
Total Investments	$1,835,424	$6,738,341	$–	$8,573,765

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
Japan	$2,730,192	31.6%
United Kingdom	1,185,014	13.7
Canada	839,831	9.7
Australia	557,275	6.5
Italy	481,762	5.6
France	400,663	4.6
Germany	308,553	3.6
Sweden	269,371	3.1
Switzerland	259,414	3.0
Cash & Other	1,609,796	18.6
	$8,641,871	100.0%